INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9: -	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented

	December 31,
	2025	2024
Original Cost:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,354

	$20,892	$20,587

Amortized cost	$-	$305

b.	Amortization expense for the years ended December 31, 2025, 2024 and 2023 were $ 305, $ 610 and $ 982, respectively.